Financial Results - Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Financial Results [Line Items]
Gains (losses) from indexed assets and liabilities	[1]		$ (1,032)		$ (14,153)
Foreign currency exchange differences		$ (6,714)	58,934	[1]	195,870	[1]
Current tax assets and liabilities [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from indexed assets and liabilities			54		2
Foreign currency exchange differences		266	738
Other financial liabilities (financial debt and derivative instruments) [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from indexed assets and liabilities			(1,028)		(14,155)
Foreign currency exchange differences		(103,890)	(55,203)		(68,517)
Other provisions [member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from indexed assets and liabilities			(58)
Cash and cash equivalents [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences		7,171	15,143		11,157
Other financial assets [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences		117,018	100,338		260,694
Other non-financial assets [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences		4,260	(2,090)		7,630
Trade and other receivables [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences		10,015	10,806		78,671
Trade and other payables [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences		(30,326)	1,692		(57,064)
Other non-financial liabilities [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences		$ (11,228)	$ (12,490)		$ (36,701)

[1]	As Restated